General principles and statement of compliance	12 Months Ended
Dec. 31, 2021
General principles and statement of compliance
General principles and statement of compliance

Note 2. General principles and statement of compliance

2.1.General principles

The Group has prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the European Union and IFRS as issued by the International Accounting Standard Board (“IASB”).

These consolidated financial statements as of December 31, 2021 and for the twelve months December 31, 2021 and 2020 were authorized for issue by the Company’s Board of Directors on March 3, 2022.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2021

The standards, amendments and interpretations applicable, on a mandatory basis, from January 1, 2021 have no significant impact on the Company's consolidated financial statements as of December 31, 2021. They mainly concern:

-	Amendment to IFRS 16 relating to the treatment of rental concessions granted in the context of the Covid-19 health crisis
-	Amendments to IAS 39/IFRS 9, IFRS 16 and IFRS 7 - Phase 2 relating to the consequences of the reform of benchmark rates (IBOR)
-	The IFRS IC decision of April 2021 related to IAS 19, concerning the attribution of benefits in the periods of service rendered by beneficiaries of post-employment benefit plans.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

No standards, amendments to existing standards or interpretations had been published but were not yet applicable as of December 31, 2021, that may have a significant impact on the Company’s consolidated financial statements.

2. 2. Basis of consolidation

Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the group has control. The group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the group. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of statement of income (loss), statement of comprehensive income, statement of changes in shareholders’ equity and statement of financial position respectively.

Consolidated entity

As of December 31, 2021, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its subsidiary 100% owned, Inventiva Inc., for which no non-controlling interest is recognized.

	Date of incorporation	Percent of Ownership Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the impact of the consolidated entities as of December 31, 2021 in the consolidated financial statements:

December 31, 2021			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(50,113)	382	96	(49,635)
Total assets	121,768	4,232	(4,015)	121,985
Shareholders’ equity	88,552	404	(90)	88,866

2.3. Foreign currency translation

Functional and presentation currency

The Company's consolidated financial statements are presented in euros, which is also the functional and presentation currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the financial statements are denominated in euros unless otherwise stated.

Translation of financial statements into presentation currency

The results and financial position of foreign operations that have functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position.
●	income and expenses for each statement of income (loss) and statement of comprehensive income (loss) are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
●	All results from currency translation differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	As of December 31, 2021
Average exchange rate for the year	1.1827
Exchange rate at year end	1.1326